ACCRUED EXPENSES AND CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND CURRENT LIABILITIES
Schedule of accrued expenses and current liabilities
	At December 31
	2009	2010	2011
	$	$	$

Payroll and Welfare payables	7,079,882	11,251,059	26,067,216
Advance from customers	11,940,553	13,222,208	57,252,788
Derivatives	—	15,988,091	1,271,592
Accrued expenses	22,200,930	30,078,924	28,545,383
Other payables	7,342,713	11,788,673	21,483,674
Total	48,564,078	82,328,955	134,620,653